MERRILL LYNCH
                                   GLOBAL SMALLCAP
                                   FUND, INC.

                                   [GRAPHIC OMITTED]

                          STRATEGIC
                                   Performance

                                   Semi-Annual Report
                                   December 31, 2000

                    MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

Worldwide Investments As of 12/31/00

                                                     Country of      Percent of
Ten Largest Holdings                                   Origin        Net Assets

Philippine Long Distance
  Telephone Company (ADR) .....................     Philippines         2.0%
Ferretti SpA ..................................     Italy               1.6
Golden State Bancorp Inc. .....................     United States       1.6
Boston Properties, Inc. .......................     United States       1.5
Laboratory Corporation of
  America Holdings ............................     United States       1.5
Everest Re Group, Ltd. ........................     United States       1.4
Leica Geosystems AG ...........................     Switzerland         1.3
RenaissanceRe Holdings Ltd. ...................     United States       1.3
Dime Bancorp, Inc. ............................     United States       1.2
Protective Life Corporation ...................     United States       1.2

                                                                      Percent of
Ten Largest Industries                                                Net Assets

Real Estate ........................................................     4.2%
Banking & Finance ..................................................     4.2
Food ...............................................................     3.5
Telecommunications .................................................     2.9
Retail--Stores .....................................................     2.7
Medical ............................................................     2.6
Property & Casualty Insurance ......................................     2.6
Electronics ........................................................     2.5
Airlines ...........................................................     2.4
Chemicals ..........................................................     2.1

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

DEAR SHAREHOLDER

The performance of Merrill Lynch Global SmallCap Fund, Inc. was strong during the six-month period ended December 31, 2000. For the six-month period ended December 31, 2000, the Fund's total returns for Class A, Class B, Class C, and Class D Shares were +1.45%, +0.92%, +0.93% and +1.29%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders). This compares to the -7.45% price return (in US dollars) for the unmanaged benchmark Morgan Stanley Capital International (MSCI) Developed World SmallCap Index during the same period.

During the six months ended December 31, 2000, the Fund outperformed the benchmark through our stock selection in the United States, Italy and Australia and from being underweighted in the poorly performing Japanese market. However, the Fund's performance was negatively affected by weakness in the euro and investments in Chinese companies in Hong Kong. In North America, the Fund's performance was aided by overweighting the savings banks and property/casualty insurance industries, the health services sector, process industries sector and the airline industry. Investments in the consumer services sector and information technology services industry proved detrimental to performance relative to the Fund's benchmark.

In Europe, investments in the electronics sectors in France, Switzerland and Luxembourg and in Italian manufacturers strengthened the Fund's relative performance against the benchmark. However, our overweighted position in the German consumer services sector and stock selection in the UK aerospace/defense industry relative to the benchmark hurt the Fund's performance.

In Asia, underweighted positions in the Japanese electronic technology and producer manufacturing sectors compared to the benchmark fueled a positive contribution to the Fund's overall return. In addition, hedges against the Japanese yen staved off currency losses from Asia.

Investment Strategy

We are cautiously optimistic about the long-term growth opportunities in the companies that comprise the portfolio. Against the specter of a recession and rapid earnings deterioration after an extended nine-year boom in the United States, we are cautious about American industry and companies because of deteriorating fundamentals. In particular, the over-investment in technology during the last few years may extend the length of the downturn in the capital goods cycle. We are de-emphasizing technology in our portfolio in favor of niche quality cash-flow-producing growth companies. However, we are finding incredibly inexpensive companies among beaten down cyclicals and industrials.

In addition, we are optimistic about the valuations and recovery prospects in the emerging markets where we have begun to initiate several positions in South Korean banks and Indonesian consumer companies. We are concerned about large overweighted positions in real estate investment trusts and financials and will probably look to trim back some exposure given the strong outperformance of both sectors in the last two quarters and the prospect for a slowing economy and deteriorating credit exposure. We still are maintaining a modest cash position in anticipation of better opportunities from what we believe will be a more difficult environment for equities amidst slowing growth and higher interest rates globally.

In Conclusion

For investors with a long-term focus, we believe opportunities are abundant in small company stocks globally. In US dollar terms, small cap stocks have begun outperforming large cap stocks in several cornerstone markets such as the United States, the United Kingdom and Japan. In addition, small cap stock valuations in relation to growth prospects continue to be very attractive compared to those of larger companies. Finally, we believe that we have built a diversified portfolio of small cap companies, which may emerge as tomorrow's industry leaders and Fortune 500 companies because of their superior innovation and technology.

We thank you for your continued interest in Merrill Lynch Global SmallCap Fund, Inc., and we look forward to reviewing our strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Kenneth Chiang

Kenneth Chiang
Senior Vice President and
Portfolio Manager

January 28, 2001

PROXY RESULTS

During the six-month period ended December 31, 2000, Merrill Lynch Global SmallCap Fund, Inc.'s shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on July 25, 2000. The description of each proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------
                                                                    Shares Voted
                                                                         For
--------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:  Terry K. Glenn            8,103,090
                                            Ronald W. Forbes          8,099,280
                                            Cynthia A. Montgomery     8,100,189
                                            Charles C. Reilly         8,096,937
                                            Kevin A. Ryan             8,095,956
                                            Roscoe S. Suddarth        8,098,326
                                            Richard R. West           8,100,068
                                            Arthur Zeikel             8,096,452
                                            Edward D. Zinbarg         8,099,509
------------------------------------------------------------------------------------------------------------
                                                                   Shares Voted   Shares Voted  Shares Voted
                                                                        For          Against       Abstain
------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the
   Fund's independent auditors for the current fiscal year.          7,897,055        91,854       372,602
------------------------------------------------------------------------------------------------------------
3. To approve to convert the Fund to "master/feeder" structure.      7,313,242       350,334       697,934
------------------------------------------------------------------------------------------------------------


                                     2 & 3

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                            % Return Without    % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/00                           +12.01%            + 6.13%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         +20.58             +19.29
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/00             +15.56             +14.56
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                         % Return    % Return
                                                       Without CDSC  With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/00                                   +10.86%     + 6.86%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                                 +19.32      +19.32
--------------------------------------------------------------------------------
Inception (8/05/94) through 12/31/00                      +13.50      +13.50
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                         % Return    % Return
                                                       Without CDSC  With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/00                                  +10.85%      + 9.85%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                                +19.31       +19.31
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/00                    +14.35       +14.35
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                            % Return Without    % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/00                           +11.69%            + 5.82%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         +20.27             +18.98
--------------------------------------------------------------------------------
Inception (8/05/94) through 12/31/00              +14.40             +13.44
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class D Shares (formerly Class A Shares) were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the inception period.)
**    Assuming maximum sales charge.

Recent Performance Results*

                                                 6 Month       12 Month     Since Inception
As of December 31, 2000                        Total Return  Total Return     Total Return
===========================================================================================
ML Global SmallCap Fund, Inc. Class A Shares      +1.45%        +12.01%         +144.95%
-------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class B Shares      +0.92         +10.86          +125.05
-------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class C Shares      +0.93         +10.85          +129.49
-------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class D Shares      +1.29         +11.69          +136.67
===========================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are from 10/21/94 for Class A & Class C Shares and from 8/05/94 for Class B & Class D Shares.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                           Shares                                                                         Percent of
EUROPE     Industries                       Held            Investments                    Cost              Value        Net Assets
====================================================================================================================================
Finland    Telecommunications               30,000   Teleste Oyj                        $  260,969        $   661,925         0.3%
           -------------------------------------------------------------------------------------------------------------------------
           Telecommunications &             69,100  +Tecnomen Oyj                          535,772            304,927         0.1
           Equipment
           -------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Finland          796,741            966,852         0.4
====================================================================================================================================
France     Airlines                        101,000   Groupe Air France                   1,709,753          2,370,723         0.9
           -------------------------------------------------------------------------------------------------------------------------
           Broadcasting & Publishing        13,000   Societe Television Francaise 1        513,555            701,828         0.3
           -------------------------------------------------------------------------------------------------------------------------
           Broadcasting/Media               30,000   M6 Metropole Television             1,285,498          1,125,272         0.4
           -------------------------------------------------------------------------------------------------------------------------
           Chemicals                       113,000   Rhodia SA                           1,437,020          1,750,579         0.7
           -------------------------------------------------------------------------------------------------------------------------
           Computer Services & Systems      14,400  +InfoVista SA (ADR)*                   175,988            327,600         0.1
           -------------------------------------------------------------------------------------------------------------------------
           Food                             22,200   Royal Canin SA                      2,171,859          2,376,168         0.9
           -------------------------------------------------------------------------------------------------------------------------
           Oil Field & Equipment            26,400   Coflexip SA (ADR)*                  1,221,036          1,636,800         0.7
           -------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in France         8,514,709         10,288,970         4.0
====================================================================================================================================
Germany    Application Development           9,900  +Thiel Logistik AG                     345,530          1,169,325         0.5
           Software
           -------------------------------------------------------------------------------------------------------------------------
           Electrical Instruments           79,085  +Techem AG                           1,508,325          2,435,495         1.0
           -------------------------------------------------------------------------------------------------------------------------
           Food Services                   150,000   Kamps AG                            2,058,372          1,591,436         0.6
           -------------------------------------------------------------------------------------------------------------------------
           Media & Related                  81,600  +PrimaCom AG (ADR)*                  2,027,481            438,600         0.1
           -------------------------------------------------------------------------------------------------------------------------
           Toys                             30,200   Zapf Creation AG                    1,201,864          1,304,320         0.5
           -------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Germany        7,141,572          6,939,176         2.7
====================================================================================================================================


                                     4 & 5

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

EUROPE                                    Shares                                                                          Percent of
(concluded)     Industries                 Held             Investments                            Cost         Value     Net Assets
====================================================================================================================================
Ireland         Electronic Components       1,000  +Parthus Technologies PLC (ADR)*            $    12,600   $    25,125      0.0%
                --------------------------------------------------------------------------------------------------------------------
                Food                      154,400   Kerry Group PLC 'A'                          1,933,980     1,993,285      0.8
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Ireland                 1,946,580     2,018,410      0.8
====================================================================================================================================
Italy           Boat Manufacturing        956,000  +Ferretti SpA                                 2,844,755     4,030,172      1.6
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Italy                   2,844,755     4,030,172      1.6
====================================================================================================================================
Netherlands     Athletic Equipment        282,500  +Head NV (NY Registered Shares)               1,953,904     1,638,500      0.6
                --------------------------------------------------------------------------------------------------------------------
                Computer Software &        24,762   ICT Automatisering NV                          239,889       897,413      0.4
                Systems
                --------------------------------------------------------------------------------------------------------------------
                Distribution--Wholesale    45,700   Buhrmann NV                                    982,583     1,225,016      0.5
                --------------------------------------------------------------------------------------------------------------------
                Oil Refineries            161,000   Petroplus International NV                   1,785,048     2,531,979      1.0
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in the Netherlands         4,961,424     6,292,908      2.5
====================================================================================================================================
Sweden          Automotive & Equipment    339,800   Swedish Match AB                             1,045,114     1,325,276      0.5
                --------------------------------------------------------------------------------------------------------------------
                Medical Supplies           84,400   Nobel Biocare AB                             2,076,643     2,602,978      1.0
                --------------------------------------------------------------------------------------------------------------------
                Paper Products             80,000   Svenska Cellulosa AB (SCA) 'B'               1,587,126     1,699,963      0.7
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Sweden                  4,708,883     5,628,217      2.2
====================================================================================================================================
Switzerland     Building & Construction     3,356   Gerberit International AG (Registered)         893,252       944,360      0.4
                --------------------------------------------------------------------------------------------------------------------
                Drugs                       1,400  +Actelion Ltd.                                  553,390       635,853      0.2
                --------------------------------------------------------------------------------------------------------------------
                Electronics                10,900  +Leica Geosystems AG                          2,580,259     3,363,160      1.3
                --------------------------------------------------------------------------------------------------------------------
                Medical Diagnostics         1,460   Tecan AG                                     1,271,656     1,514,508      0.6
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Switzerland             5,298,557     6,457,881      2.5
====================================================================================================================================
United Kingdom  Electronic Components      76,000  +ARC International PLC                          226,983       259,981      0.1
                --------------------------------------------------------------------------------------------------------------------
                Internet Security          18,000  +nCipher PLC                                     71,275        73,674      0.0
                --------------------------------------------------------------------------------------------------------------------
                Internet Software          52,300  +Orchestream Holdings PLC                       145,045       213,283      0.1
                --------------------------------------------------------------------------------------------------------------------
                Retail                    880,000   Electronics Boutique PLC                       804,689       644,127      0.3
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in the United Kingdom      1,247,992     1,191,065      0.5
====================================================================================================================================
                                                    Total Investments in Europe                 37,461,213    43,813,651     17.2
====================================================================================================================================
LATIN AMERICA
====================================================================================================================================
Brazil          Aerospace--Defense &       67,900   Embraer-Empresa Brasileira de Aeronautica
                Equipment                           SA (ADR)*                                    2,040,818     2,699,025      1.1
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Brazil                  2,040,818     2,699,025      1.1
====================================================================================================================================
Mexico          Airport Development &      49,300  +Grupo Aeroportuario del Sureste,               753,256       819,613      0.3
                Maintenance                         SA de CV (ADR)*
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Mexico                    753,256       819,613      0.3
====================================================================================================================================
                                                    Total Investments in Latin America           2,794,074     3,518,638      1.4
====================================================================================================================================
MIDDLE EAST
====================================================================================================================================
Israel          Wireless Communications    32,400  +Ceragon Networks Ltd.                          550,800       386,775      0.2
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in the Middle East           550,800       386,775      0.2
====================================================================================================================================
NORTH AMERICA
====================================================================================================================================
Bermuda         Property & Casualty        49,000   PartnerRe Ltd.                               1,955,211     2,989,000      1.2
                Insurance
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Bermuda                 1,955,211     2,989,000      1.2
====================================================================================================================================
United States   Advertising                95,500  +Princeton Video Image, Inc.                    808,928       125,344      0.0
                --------------------------------------------------------------------------------------------------------------------
                Airlines                  204,800  +AirTran Holdings, Inc.                       1,160,164     1,484,800      0.6
                                           74,000  +Frontier Airlines, Inc.                      1,068,658     2,284,750      0.9
                                                                                                ----------    ----------     ----
                                                                                                 2,228,822     3,769,550      1.5
                --------------------------------------------------------------------------------------------------------------------
                Application                20,000  +Caminus Corporation                            315,750       465,000      0.2
                Development                63,000  +Optimal Robotics Corp.                       2,283,166     2,114,437      0.8
                Software                   17,200  +Precise Software Solutions Ltd.                275,200       423,550      0.2
                                                                                                ----------    ----------     ----
                                                                                                 2,874,116     3,002,987      1.2
                --------------------------------------------------------------------------------------------------------------------
                Banking                    67,000   BancWest Corporation                         1,229,413     1,750,375      0.7
                --------------------------------------------------------------------------------------------------------------------
                Banking & Finance          60,000   Banknorth Group, Inc.                          826,936     1,188,750      0.5
                                           50,000   Charter One Financial, Inc.                  1,259,946     1,443,750      0.6
                                          128,000   Golden State Bancorp Inc.                    2,379,743     4,024,000      1.6
                                           84,800   Virginia Capital Bancshares, Inc.            1,249,528     1,420,400      0.6
                                                                                                ----------    ----------     ----
                                                                                                 5,716,153     8,076,900      3.3
                --------------------------------------------------------------------------------------------------------------------
                Building & Construction    34,000   Centex Corporation                           1,296,233     1,277,125      0.5
                --------------------------------------------------------------------------------------------------------------------
                Chemicals                  49,000  +Cytec Industries Inc.                        1,694,340     1,956,937      0.8
                                          136,000   Solutia Inc.                                 1,715,323     1,632,000      0.6
                                                                                                ----------    ----------     ----
                                                                                                 3,409,663     3,588,937      1.4
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services        76,500  +Gaiam, Inc.                                    569,895     1,180,969      0.5
                                           31,000  +Gartner Group, Inc. (Class A)                  415,606       213,900      0.1
                                           32,000  +Iron Mountain Incorporated                   1,017,139     1,188,000      0.5
                                           30,200  +PurchasePro.com, Inc.                          693,335       526,613      0.2
                                                                                                ----------    ----------     ----
                                                                                                 2,695,975     3,109,482      1.3
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment    4,500  +AudioCodes Ltd.                                149,625        60,750      0.0
                --------------------------------------------------------------------------------------------------------------------
                Computer Equipment         57,000  +Cadence Design Systems, Inc.                   957,784     1,567,500      0.6
                --------------------------------------------------------------------------------------------------------------------
                Computer Services &       147,600  +Computer Access Technology Corporation       1,768,106     1,512,900      0.6
                Systems                   204,000  +Cysive, Inc.                                 1,627,434       835,125      0.3
                                           16,000  +NetIQ Corporation                              566,000     1,397,000      0.5
                                           17,000  +Symantec Corporation                           792,979       565,250      0.2
                                          187,000  +Tanning Technology Corporation                 932,167       654,500      0.3
                                                                                                ----------    ----------     ----
                                                                                                 5,686,686     4,964,775      1.9
                --------------------------------------------------------------------------------------------------------------------


                                     6 & 7

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

NORTH AMERICA                                    Shares                                                                   Percent of
(concluded)    Industries                         Held                Investments                    Cost        Value    Net Assets
====================================================================================================================================
United States  Computers & Peripherals          221,000 +Lexar Media, Inc.                      $  1,768,000 $    200,281    0.1%
(concluded)    ---------------------------------------------------------------------------------------------------------------------
               Consulting Services               39,700 +The Corporate Executive Board Company       953,232    1,560,706    0.6
                                                115,200 +Watson Wyatt & Company Holdings           1,533,390    2,707,200    1.1
                                                                                                ------------ ------------   ----
                                                                                                   2,486,622    4,267,906    1.7
               ---------------------------------------------------------------------------------------------------------------------
               Containers--Paper & Plastic      153,000 +Packaging Corp. of America                1,812,780    2,467,125    1.0
                                                196,000 +Pactiv Corporation                        1,872,558    2,425,500    0.9
                                                                                                ------------ ------------   ----
                                                                                                   3,685,338    4,892,625    1.9
               ---------------------------------------------------------------------------------------------------------------------
               Electronic Components             12,900 +Photronics, Inc.                            348,300      302,344    0.1
               ---------------------------------------------------------------------------------------------------------------------
               Electronics                       14,500 +Benchmark Electronics, Inc.                 677,721      327,156    0.1
                                                 47,000 +Electronics for Imaging, Inc.               543,903      655,062    0.3
                                                  6,000 +Gentex Corporation                           78,000      110,625    0.0
                                                 64,500 +Lattice Semiconductor Corporation         1,154,410    1,181,156    0.5
                                                                                                ------------ ------------   ----
                                                                                                   2,454,034    2,273,999    0.9
               ---------------------------------------------------------------------------------------------------------------------
               Energy                            45,000 +Barrett Resources Corporation             1,878,739    2,556,562    1.0
                                                207,500 +Key Energy Services, Inc.                 1,942,162    2,165,781    0.8
                                                 22,500 +Millennium Cell Inc.                        225,000      226,406    0.1
                                                                                                ------------ ------------   ----
                                                                                                   4,045,901    4,948,749    1.9
               ---------------------------------------------------------------------------------------------------------------------
               Energy Equipment & Service        80,000 +Syntroleum Corporation                    1,397,137    1,355,000    0.5
               ---------------------------------------------------------------------------------------------------------------------
               Financial Services--S&L/Thrifts  106,800  Dime Bancorp, Inc.                        1,993,319    3,157,275    1.2
               ---------------------------------------------------------------------------------------------------------------------
               Food                              70,500  Dreyer's Grand Ice Cream, Inc.            1,644,888    2,273,625    0.9
               ---------------------------------------------------------------------------------------------------------------------
               Health Care--                    181,700 +Caremark Rx, Inc.                         2,108,882    2,464,306    1.0
               Cost Containment
               ---------------------------------------------------------------------------------------------------------------------
               Human Resources                   48,800 +Resources Connection, Inc.                  585,600      927,200    0.4
               ---------------------------------------------------------------------------------------------------------------------
               Insurance--Casualty               41,300  RenaissanceRe Holdings Ltd.               2,848,586    3,234,306    1.3
               ---------------------------------------------------------------------------------------------------------------------
               Insurance--Life                   96,000  Protective Life Corporation               2,397,263    3,096,000    1.2
               ---------------------------------------------------------------------------------------------------------------------
               Insurance--Multiline              16,000  Allmerica Financial Corporation             970,082    1,160,000    0.5
                                                 96,000  Old Republic International Corporation    2,523,581    3,072,000    1.2
                                                                                                ------------ ------------   ----
                                                                                                   3,493,663    4,232,000    1.7
               ---------------------------------------------------------------------------------------------------------------------
               Internet Content                  10,600  + Docent, Inc.                              116,600       91,425    0.0
               ---------------------------------------------------------------------------------------------------------------------
               Internet Software                  1,000 +Tumbleweed Communications Corporation        16,500       17,063    0.0
               ---------------------------------------------------------------------------------------------------------------------
               Machine Tools & Machinery          9,000 +SPX Corporation                             501,454      973,688    0.4
               ---------------------------------------------------------------------------------------------------------------------
               Medical--Biomedical               45,000  Cambrex Corporation                       1,696,332    2,036,250    0.8
               ---------------------------------------------------------------------------------------------------------------------
               Medical--Drugs                   155,000  Bergen Brunswig Corporation (Class A)     1,947,932    2,453,650    1.0
               ---------------------------------------------------------------------------------------------------------------------
               Medical--Laboratories             21,000 +Laboratory Corporation of America
               & Testing                                 Holdings                                    890,845    3,696,000    1.5
                                                 20,200 +Specialty Laboratories, Inc.                323,200      669,125    0.3
                                                                                                ------------ ------------   ----
                                                                                                   1,214,045    4,365,125    1.8
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining                   39,000  Phelps Dodge Corporation                  1,881,024    2,176,687    0.9
                                                 37,000 +Stillwater Mining Company                   952,191    1,455,950    0.6
                                                                                                ------------ ------------   ----
                                                                                                   2,833,215    3,632,637    1.5
               ---------------------------------------------------------------------------------------------------------------------
               Networking Products                1,000 +Avici Systems Inc.                           43,675       24,625    0.0
                                                 12,400 +Ixia                                        161,200      283,650    0.1
                                                 22,000 +Turnstone Systems, Inc.                     240,224      160,875    0.1
                                                 39,500 +Xircom, Inc.                                592,403      612,250    0.2
                                                                                                ------------ ------------   ----
                                                                                                   1,037,502    1,081,400    0.4
               ---------------------------------------------------------------------------------------------------------------------
               Oil & Gas Producers               38,000  EOG Resources, Inc.                       1,026,553    2,078,125    0.8
               ---------------------------------------------------------------------------------------------------------------------
               Oil Exploration & Production      77,000  Cross Timbers Oil Company                 1,536,442    2,136,750    0.8
                                                 33,000 +Louis Dreyfus Natural Gas Corp.           1,315,839    1,511,812    0.6
                                                                                                ------------ ------------   ----
                                                                                                   2,852,281    3,648,562    1.4
               ---------------------------------------------------------------------------------------------------------------------
               Oil Field & Equipment             97,800 +Hydril Company                            1,662,600    1,717,612    0.7
               ---------------------------------------------------------------------------------------------------------------------
               Oil Field Services               128,900 +OSCA, Inc.                                1,983,018    2,183,244    0.9
                                                400,000 +Parker Drilling Company                   2,231,250    2,025,000    0.8
                                                                                                ------------ ------------   ----
                                                                                                   4,214,268    4,208,244    1.7
               ---------------------------------------------------------------------------------------------------------------------
               Property & Casualty Insurance     49,700  Everest Re Group, Ltd.                    1,831,805    3,559,762    1.4
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate                       95,000  Arden Realty, Inc.                        2,301,305    2,386,875    0.9
                                                 89,000  Boston Properties, Inc.                   3,414,444    3,871,500    1.5
                                                                                                ------------ ------------   ----
                                                                                                   5,715,749    6,258,375    2.4
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate                       15,700  Avalonbay Communities, Inc.                 540,630      786,963    0.3
               Investment Trusts                 80,000  Liberty Property Trust                    1,970,246    2,285,000    0.9
                                                                                                ------------ ------------   ----
                                                                                                   2,510,876    3,071,963    1.2
               ---------------------------------------------------------------------------------------------------------------------
               Retail--Stores                   115,000 +Barnes & Noble, Inc.                      2,341,693    3,047,500    1.2
               ---------------------------------------------------------------------------------------------------------------------
               Savings & Loan Associations       28,000  Astoria Financial Corporation             1,284,500    1,520,750    0.6
               ---------------------------------------------------------------------------------------------------------------------
               Steel                            186,600 +Steel Dynamics, Inc.                      1,948,857    2,052,600    0.8
               ---------------------------------------------------------------------------------------------------------------------
               Telecommunications                33,900 +Lexent Inc.                                 514,512      578,419    0.2
                                                 88,500 +WinStar Communications, Inc.              1,823,677    1,034,344    0.4
                                                                                                ------------ ------------   ----
                                                                                                   2,338,189    1,612,763    0.6
               ---------------------------------------------------------------------------------------------------------------------
               Telecommunications &              19,400 +Plantronics, Inc.                           585,233      911,800    0.3
               Equipment
               ---------------------------------------------------------------------------------------------------------------------
               Transportation--Services          60,000  USFreightways Corporation                 1,568,914    1,803,750    0.7
               ---------------------------------------------------------------------------------------------------------------------
               Waste Disposal                   211,000 +Allied Waste Industries, Inc.             2,010,690    3,072,687    1.2
               ---------------------------------------------------------------------------------------------------------------------
               Wireless                          38,000 +Netro Corporation                           597,625      266,000    0.1
               Communications                    33,200 +Novatel Wireless, Inc.                      265,600      410,850    0.2
                                                                                                ------------ ------------   ----
                                                                                                     863,225      676,850    0.3
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in the United States  100,429,944  122,811,922   48.4
====================================================================================================================================
                                                         Total Investments in North America      102,385,155  125,800,922   49.6
====================================================================================================================================


                                     8 & 9

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                              Shares                                                                      Percent of
PACIFIC BASIN  Industries                      Held                   Investments                    Cost         Value   Net Assets
====================================================================================================================================
Australia      Advertising                     419,400   + Infomedia Limited                     $   251,598  $   416,013    0.2%
====================================================================================================================================
               Metals--Diversified           3,200,000   M.I.M. Holdings Limited                   1,813,108    2,062,758    0.8
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Australia            2,064,706    2,478,771    1.0
====================================================================================================================================
China          Automobiles                  11,198,000   Qingling Motor Company 'H'                1,262,061    1,421,303    0.5
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in China                1,262,061    1,421,303    0.5
====================================================================================================================================
Hong Kong      Banking                         110,000   Hang Seng Bank Limited                    1,305,345    1,480,788    0.6
               ---------------------------------------------------------------------------------------------------------------------
               Finance--Stock Exchanges      1,035,000   Hong Kong Exchanges & Clearing Ltd.       2,309,782    2,375,223    0.9
               ---------------------------------------------------------------------------------------------------------------------
               Property Management           3,533,500   Henderson China Holdings Limited          1,375,376    1,494,961    0.6
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate                      55,000   Cheung Kong (Holdings) Ltd.                 667,290      703,374    0.3
                                             7,441,000   China Resources Beijing Land Limited      1,716,174    1,554,998    0.6
                                                                                                 -----------  -----------   ----
                                                                                                   2,383,464    2,258,372    0.9
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Hong Kong            7,373,967    7,609,344    3.0
====================================================================================================================================
Indonesia      Tobacco                       1,645,500   PT Hanjaya Mandala Sampoerna Tbk          2,376,812    2,534,155    1.0
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Indonesia            2,376,812    2,534,155    1.0
====================================================================================================================================
Japan          Advertising                       1,500   Dentsu Tec Inc.                             128,886       99,168    0.0
               ---------------------------------------------------------------------------------------------------------------------
               Auto & Truck--Parts             426,000   Toyo Radiator Co., Ltd.                   1,775,353    1,514,501    0.6
               & Equipment
               ---------------------------------------------------------------------------------------------------------------------
               Beverages                        10,340   Coca-Cola West Japan Company Limited        216,100      247,635    0.1
               ---------------------------------------------------------------------------------------------------------------------
               Computer Software & Systems      28,800  +Justsystem Corporation                    1,034,818      781,786    0.3
               ---------------------------------------------------------------------------------------------------------------------
               Computers                            20  +Plat'Home Co., Ltd.                         902,745      936,953    0.4
               ---------------------------------------------------------------------------------------------------------------------
               Electrical                       43,000   Eneserve Corporation                      1,773,043    1,521,191    0.6
               ---------------------------------------------------------------------------------------------------------------------
               Electronics                      45,000   Yokowo Co., Ltd.                          1,090,209      725,044    0.3
               ---------------------------------------------------------------------------------------------------------------------
               Finance--Investment              91,000   Daiwa Securities Group Inc.               1,046,698      950,639    0.4
               Bankers/Brokerages              110,000   Kokusai Securities Co., Ltd.              1,018,819      895,797    0.3
                                                                                                 -----------  -----------   ----
                                                                                                   2,065,517    1,846,436    0.7
               ---------------------------------------------------------------------------------------------------------------------
               Food                            140,000   Meiji Seika Kaisha, Ltd.                    987,078      800,525    0.3
               ---------------------------------------------------------------------------------------------------------------------
               Home Decoration Products        150,000   Toto Limited                              1,202,641    1,070,490    0.4
               ---------------------------------------------------------------------------------------------------------------------
               Machinery                         8,250   Union Tool Co.                              285,033      499,912    0.2
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals                  99,000   Chugai Pharmaceutical Co., Ltd.           1,399,639    1,647,110    0.6
                                                23,000   Santen Pharmaceutical Co., Ltd.             474,486      455,166    0.2
                                                                                                 -----------  -----------   ----
                                                                                                   1,874,125    2,102,276    0.8
               ---------------------------------------------------------------------------------------------------------------------
               Real Estate                      75,000   Daito Trust Construction Co., Ltd.        1,275,920    1,346,322    0.5
                                                15,100   Goldcrest Co., Ltd.                       1,092,608      945,403    0.4
                                                                                                 -----------  -----------   ----
                                                                                                   2,368,528    2,291,725    0.9
               ---------------------------------------------------------------------------------------------------------------------
               Restaurants                      13,700   Doutor Coffee Co., Ltd.                   1,031,896      935,727    0.4
               ---------------------------------------------------------------------------------------------------------------------
               Retail--Apparel                     203   Kyoto Kimono Yuzen Co., Ltd.              1,279,250      872,793    0.3
               ---------------------------------------------------------------------------------------------------------------------
               Retail--Stores                   50,000   Sangetsu Co., Ltd.                          912,065      661,121    0.3
                                                41,000   Sugi Pharmacy Co., Ltd.                   1,905,794    1,112,960    0.4
                                                18,000   Toys "R" Us--Japan, Ltd.                  2,492,192    2,049,037    0.8
                                                                                                 -----------  -----------   ----
                                                                                                   5,310,051    3,823,118    1.5
               ---------------------------------------------------------------------------------------------------------------------
               Steel                           160,000   Yodogawa Steel Works, Ltd.                  550,987      348,862    0.2
               ---------------------------------------------------------------------------------------------------------------------
               Telecommunications               26,200   Honda Tsushin Kogyo Co., Ltd.             1,134,371      575,849    0.2
               & Equipment
               ---------------------------------------------------------------------------------------------------------------------
               Textiles & Apparel              350,000   Gunze Limited                             1,252,456    1,210,595    0.5
               ---------------------------------------------------------------------------------------------------------------------
               Transport Services               12,000   Yamada Denki                              1,245,822      978,284    0.4
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Japan               27,508,909   23,182,870    9.1
====================================================================================================================================
Malaysia       Financial Services--             85,000   Commerce Asset-Holding Berhad               298,529      182,303    0.1
               Commercial
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Malaysia               298,529      182,303    0.1
====================================================================================================================================
Philippines    Telecommunications              279,700   Philippine Long Distance Telephone
                                                         Company (ADR)*                            4,736,571    4,982,156    2.0
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in the Philippines      4,736,571    4,982,156    2.0
====================================================================================================================================
Singapore      Banking                         150,000   Overseas Union Bank Ltd.                    716,523      700,692    0.2
               ---------------------------------------------------------------------------------------------------------------------
               Food                            730,000   Cerebos Pacific Limited                   1,420,882    1,481,892    0.6
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Singapore            2,137,405    2,182,584    0.8
====================================================================================================================================
South Korea    Communications Equipment         13,006   Serome Technology Inc.                      237,779       56,548    0.0
               ---------------------------------------------------------------------------------------------------------------------
               Financial Services--            258,030   Kookmin Bank                              3,032,398    3,039,247    1.2
               Commercial                      268,330   Shinhan Bank                              2,399,981    2,206,033    0.9
                                                                                                 -----------  -----------   ----
                                                                                                   5,432,379    5,245,280    2.1
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in South Korea          5,670,158    5,301,828    2.1
====================================================================================================================================
Taiwan         Photo Equipment                 170,600  +Premier Image Technology Corp. (GDR)**    1,862,067      938,300    0.4
               & Supplies
               ---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Taiwan               1,862,067      938,300    0.4
====================================================================================================================================
                                                         Total Investments in the Pacific Basin   55,291,185   50,813,614   20.0
====================================================================================================================================


                                    10 & 11

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

SHORT-TERM                           Face                                                                                Percent of
SECURITIES                          Amount                     Issue                            Cost          Value      Net Assets
====================================================================================================================================
            Commercial Paper***  $6,000,000   Gannett Company, 6.55% due 1/09/2001          $  5,989,083  $  5,989,083      2.4%
                                  9,439,000   General Motors Acceptance Corp.,
                                              6.75% due 1/02/2001                              9,433,691     9,433,691      3.7
                                  3,900,000   Paccar Financial, 6.53% due 1/04/2001            3,896,463     3,896,463      1.5
                                                                                            ------------   -----------    -----
                                                                                              19,319,237    19,319,237      7.6
            ------------------------------------------------------------------------------------------------------------------------
            US Government         4,500,000   Federal Home Loan Banks, 6.22% due 1/24/2001     4,480,563     4,480,563      1.8
            Agency                4,000,000   Federal Home Loan Mortgage Corporation,
            Obligations***                    6.22% due 1/29/2001                              3,979,267     3,979,267      1.5
                                              Federal National Mortgage Association:
                                  3,000,000      6.445% due 1/18/2001                          2,989,795     2,989,795      1.2
                                  3,000,000      6.385% due 1/23/2001                          2,987,230     2,987,230      1.2
                                                                                            ------------   -----------    -----
                                                                                              14,436,855    14,436,855      5.7
            ------------------------------------------------------------------------------------------------------------------------
                                              Total Investments in Short-Term Securities      33,756,092    33,756,092     13.3
====================================================================================================================================
            Total Investments                                                               $232,238,519   258,089,692    101.7
                                                                                            ============
            Unrealized Appreciation on Forward Foreign Exchange Contracts--Net****                           2,759,247      1.1
            Liabilities in Excess of Other Assets                                                           (7,102,655)    (2.8)
                                                                                                          ------------    -----
            Net Assets                                                                                    $253,746,284    100.0%
                                                                                                          ============    =====
====================================================================================================================================

   +  Non-income producing security.
   *  American Depositary Receipts (ADR).
  **  Global Depositary Receipts (GDR).
 *** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**** Forward foreign exchange contracts as of December 31, 2000 were as follows:

     ---------------------------------------------------------------------------
     Foreign Currency                   Expiration                   Unrealized
     Purchased                             Date                     Appreciation
     ---------------------------------------------------------------------------
     (euro) 27,394,133                  March 2001                   $1,786,097
     ---------------------------------------------------------------------------
     Total (US$ Commitment--$24,000,000)                              1,786,097
                                                                     ----------
     ---------------------------------------------------------------------------
     Foreign Currency
     Sold
     ---------------------------------------------------------------------------
     (Yen) 2,619,120,000              January 2001                      973,150
     ---------------------------------------------------------------------------
     Total (US$ Commitment--$24,000,000)                                973,150
                                                                     ----------
     ---------------------------------------------------------------------------
     Total Unrealized Appreciation on Forward Foreign
     Exchange Contracts--Net                                         $2,759,247
                                                                     ==========
     ---------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

              As of December 31, 2000
============================================================================================================================
Assets:       Investments, at value (identified cost--$232,238,519) ..........................                 $ 258,089,692
              Unrealized appreciation on forward foreign exchange contracts--net .............                     2,759,247
              Foreign cash ...................................................................                     3,740,161
              Cash ...........................................................................                       966,431
              Receivables:
                Capital shares sold ..........................................................   $ 1,662,206
                Securities sold ..............................................................       838,049
                Dividends ....................................................................       184,675       2,684,930
                                                                                                 -----------
              Prepaid registration fees and other assets .....................................                        33,708
                                                                                                               -------------
              Total assets ...................................................................                   268,274,169
                                                                                                               -------------
============================================================================================================================
Liabilities:  Payables:
                Securities purchased .........................................................     9,571,157
                Variation margin .............................................................     3,769,604
                Capital shares redeemed ......................................................       720,146
                Investment adviser ...........................................................       159,077
                Distributor ..................................................................       127,185      14,347,169
                                                                                                 -----------
              Accrued expenses and other liabilities .........................................                       180,716
                                                                                                               -------------
              Total liabilities ..............................................................                    14,527,885
                                                                                                               -------------
============================================================================================================================
Net Assets:   Net assets .....................................................................                 $ 253,746,284
                                                                                                               =============
============================================================================================================================
Net Assets    Class A Common Stock, $.10 par value, 100,000,000 shares authorized ............                 $     315,730
Consist of:   Class B Common Stock, $.10 par value, 100,000,000 shares authorized ............                       656,403
              Class C Common Stock, $.10 par value, 100,000,000 shares authorized ............                       177,163
              Class D Common Stock, $.10 par value, 100,000,000 shares authorized ............                       184,094
              Paid-in capital in excess of par ...............................................                   233,764,918
              Accumulated investment loss--net ...............................................                      (645,681)
              Accumulated realized capital losses on investments and foreign currency
              transactions--net ..............................................................                    (9,127,374)
              Unrealized appreciation on investments and foreign currency transactions--net ..                    28,421,031
                                                                                                               -------------
              Net assets .....................................................................                 $ 253,746,284
                                                                                                               =============
============================================================================================================================
Net Asset     Class A--Based on net assets of $60,857,442 and 3,157,298 shares outstanding ...                 $       19.28
Value:                                                                                                         =============
              Class B--Based on net assets of $124,377,888 and 6,564,026 shares outstanding ..                 $       18.95
                                                                                                               =============
              Class C--Based on net assets of $33,182,014 and 1,771,632 shares outstanding ...                 $       18.73
                                                                                                               =============
              Class D--Based on net assets of $35,328,940 and 1,840,937 shares outstanding ...                 $       19.19
                                                                                                               =============
============================================================================================================================

              See Notes to Financial Statements.


                                    12 & 13

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

STATEMENT OF OPERATIONS

                           For the Six Months Ended December 31, 2000
==============================================================================================================
Investment                 Interest and discount earned ..........................                  $  783,184
Income:                    Dividends (net of $21,431 foreign withholding tax) ....                     677,727
                                                                                                    ----------
                           Total income ..........................................                   1,460,911
                                                                                                    ----------
==============================================================================================================
Expenses:                  Investment advisory fees ..............................   $   957,961
                           Account maintenance and distribution fees--Class B ....       573,558
                           Account maintenance and distribution fees--Class C ....       136,600
                           Accounting services ...................................        90,816
                           Transfer agent fees--Class B ..........................        77,888
                           Custodian fees ........................................        53,203
                           Account maintenance fees--Class D .....................        40,721
                           Professional fees .....................................        34,666
                           Printing and shareholder reports ......................        31,724
                           Transfer agent fees--Class A ..........................        28,739
                           Directors' fees and expenses ..........................        21,763
                           Transfer agent fees--Class C ..........................        19,599
                           Transfer agent fees--Class D ..........................        18,411
                           Registration fees .....................................        14,488
                           Pricing fees ..........................................         1,032
                           Other .................................................         5,423
                                                                                     -----------
                           Total expenses ........................................                   2,106,592
                                                                                                    ----------
                           Investment loss--net ..................................                    (645,681)
                                                                                                    ----------
==============================================================================================================
Realized &                 Realized loss from:
Unrealized Gain              Investments--net ....................................    (7,194,637)
(Loss) on                    Foreign currency transactions--net ..................      (109,911)   (7,304,548)
Investments &                                                                        -----------
Foreign Currency           Change in unrealized appreciation/depreciation on:
Transactions--Net:           Investments--net ....................................     5,344,784
                             Foreign currency transactions--net ..................     2,585,902     7,930,686
                                                                                     -----------    ----------
                           Net Decrease in Net Assets Resulting from Operations ..                  $  (19,543)
                                                                                                    ==========
==============================================================================================================

                           See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six         For the
                                                                                                   Months Ended      Year Ended
                                                                                                   December 31,       June 30,
                  Increase (Decrease) in Net Assets:                                                   2000             2000
================================================================================================================================
Operations:       Investment loss--net ........................................................   $    (645,681)   $    (850,781)
                  Realized gain (loss) on investments and foreign currency transactions--net ..      (7,304,548)      24,939,395
                  Change in unrealized appreciation/depreciation on investments and foreign
                  currency transactions--net ..................................................       7,930,686       13,146,288
                                                                                                  -------------    -------------
                  Net increase (decrease) in net assets resulting from operations .............         (19,543)      37,234,902
                                                                                                  -------------    -------------
================================================================================================================================
Distributions to  Realized gain on investments--net:
Shareholders:       Class A ...................................................................      (2,425,836)              --
                    Class B ...................................................................      (4,493,242)              --
                    Class C ...................................................................      (1,267,981)              --
                    Class D ...................................................................      (1,404,512)              --
                                                                                                  -------------    -------------
                  Net decrease in net assets resulting from distributions to shareholders .....      (9,591,571)              --
                                                                                                  -------------    -------------
================================================================================================================================
Capital Share     Net increase in net assets derived from capital share transactions ..........      80,926,649       96,811,969
Transactions:                                                                                     -------------    -------------

================================================================================================================================
Net Assets:       Total increase in net assets ................................................      71,315,535      134,046,871
                  Beginning of period .........................................................     182,430,749       48,383,878
                                                                                                  -------------    -------------
                  End of period ...............................................................   $ 253,746,284    $ 182,430,749
                                                                                                  =============    =============
================================================================================================================================

                  See Notes to Financial Statements.


                                    14 & 15

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

FINANCIAL HIGHLIGHTS

                                                                                                   Class A+
                                                                       -----------------------------------------------------------
                                                                        For the
                  The following per share data and ratios have been       Six
                  derived from information provided in the               Months
                  financial statements.                                  Ended                 For the Year Ended June 30,
                                                                        Dec. 31,     ---------------------------------------------
                  Increase (Decrease) in Net Asset Value:                 2000         2000        1999        1998        1997
==================================================================================================================================
Per Share         Net asset value, beginning of period ............... $  19.84      $  10.46    $   9.45    $ 10.69     $ 10.86
Operating                                                              --------      --------    --------    -------     -------
Performance:      Investment income (loss)--net ......................      .01           .02        (.06)      (.01)        .01
                  Realized and unrealized gain (loss) on investments
                  and foreign currency transactions--net .............      .25          9.36        1.26       (.81)        .72
                                                                       --------      --------    --------    -------     -------
                  Total from investment operations ...................      .26          9.38        1.20       (.82)        .73
                                                                       --------      --------    --------    -------     -------
                  Less dividends and distributions:
                    Investment income--net ...........................       --            --        (.19)        --        (.09)
                    In excess of investment income--net ..............       --            --          --         --        (.22)
                    Realized gain on investments--net ................     (.82)           --          --         --        (.59)
                    In excess of realized gain on investments--net ...       --            --          --       (.42)         --
                                                                       --------      --------    --------    -------     -------
                  Total dividends and distributions ..................     (.82)           --        (.19)      (.42)       (.90)
                                                                       --------      --------    --------    -------     -------
                  Net asset value, end of period ..................... $  19.28      $  19.84    $  10.46    $  9.45     $ 10.69
                                                                       ========      ========    ========    =======     =======
==================================================================================================================================
Total Investment  Based on net asset value per share .................     1.45%@       89.67%      13.24%     (7.15%)      7.53%
Return:**                                                              ========      ========    ========    =======     =======
==================================================================================================================================
Ratios to         Expenses ...........................................     1.19%*        1.32%       2.10%      1.63%       1.53%
Average                                                                ========      ========    ========    =======     =======
Net Assets:       Investment income (loss)--net ......................      .12%*         .12%       (.68%)     (.15%)       .13%
                                                                       ========      ========    ========    =======     =======
==================================================================================================================================
Supplemental      Net assets, end of period (in thousands) ........... $ 60,857      $ 38,039    $  4,239    $ 4,376     $ 5,508
Data:                                                                  ========      ========    ========    =======     =======
                  Portfolio turnover .................................    80.28%       215.09%     228.19%     52.73%      63.17%
                                                                       ========      ========    ========    =======     =======
==================================================================================================================================
                                                                                                   Class B+
                                                                       -----------------------------------------------------------
                                                                        For the
                  The following per share data and ratios have been       Six
                  derived from information provided in the               Months
                  financial statements.                                  Ended                 For the Year Ended June 30,
                                                                        Dec. 31,     ---------------------------------------------
                  Increase (Decrease) in Net Asset Value:                 2000         2000        1999        1998        1997
==================================================================================================================================
Per Share         Net asset value, beginning of period ............... $   19.51     $  10.39    $   9.28    $  10.54    $   10.71
Operating                                                              ---------     --------    --------    --------    ---------
Performance:      Investment loss--net ...............................      (.09)        (.19)       (.15)       (.12)        (.10)
                  Realized and unrealized gain (loss) on investments
                  and foreign currency transactions--net .............       .24         9.31        1.26        (.78)         .72
                                                                       ---------     --------    --------    --------    ---------
                  Total from investment operations ...................       .15         9.12        1.11        (.90)         .62
                                                                       ---------     --------    --------    --------    ---------
                  Less dividends and distributions:
                    Investment income--net ...........................        --           --        --++          --         (.06)
                    In excess of investment income--net ..............        --           --          --          --         (.14)
                    Realized gain on investments--net ................      (.71)          --          --          --         (.59)
                    In excess of realized gain on investments--net ...        --           --          --        (.36)          --
                                                                       ---------     --------    --------    --------    ---------
                  Total dividends and distributions ..................      (.71)          --          --        (.36)        (.79)
                                                                       ---------     --------    --------    --------    ---------
                  Net asset value, end of period ..................... $   18.95     $  19.51    $  10.39    $   9.28    $   10.54
                                                                       =========     ========    ========    ========    =========
==================================================================================================================================
Total Investment  Based on net asset value per share .................       .92%@      87.78%      12.01%      (8.15%)       6.47%
Return:**                                                              =========     ========    ========    ========    =========
==================================================================================================================================
Ratios to         Expenses ...........................................      2.21%*       2.43%       3.16%       2.67%        2.58%
Average                                                                =========     ========    ========    ========    =========
Net Assets:       Investment loss--net ...............................      (.92%)*     (1.16%)     (1.74%)     (1.25%)      (1.00%)
                                                                       =========     ========    ========    ========    =========
==================================================================================================================================
Supplemental      Net assets, end of period (in thousands) ........... $ 124,378     $ 97,975    $ 34,320    $ 57,424    $ 111,261
Data:                                                                  =========     ========    ========    ========    =========
                  Portfolio turnover .................................     80.28%      215.09%     228.19%      52.73%       63.17%
                                                                       =========     ========    ========    ========    =========
==================================================================================================================================
                                                                                                   Class C+
                                                                       -----------------------------------------------------------
                                                                        For the
                  The following per share data and ratios have been       Six
                  derived from information provided in the               Months
                  financial statements.                                  Ended                 For the Year Ended June 30,
                                                                        Dec. 31,     ---------------------------------------------
                  Increase (Decrease) in Net Asset Value:                 2000         2000        1999        1998        1997
==================================================================================================================================
Per Share         Net asset value, beginning of period ............... $  19.34      $  10.30    $   9.25    $ 10.52     $ 10.71
Operating                                                              ---------     --------    --------    --------    ---------
Performance:      Investment loss--net ...............................     (.09)         (.15)       (.15)      (.12)       (.10)
                  Realized and unrealized gain (loss) on investments
                  and foreign currency transactions--net .............      .24          9.19        1.25       (.79)        .71
                                                                       ---------     --------    --------    --------    ---------
                  Total from investment operations ...................      .15          9.04        1.10       (.91)        .61
                                                                       ---------     --------    --------    --------    ---------
                  Less dividends and distributions:
                    Investment income--net ...........................       --            --        (.05)        --        (.06)
                    In excess of investment income--net ..............       --            --          --         --        (.15)
                    Realized gain on investments--net ................     (.76)           --          --         --        (.59)
                    In excess of realized gain on investments--net ...       --            --          --       (.36)         --
                                                                       ---------     --------    --------    --------    ---------
                  Total dividends and distributions ..................     (.76)           --        (.05)      (.36)       (.80)
                                                                       ---------     --------    --------    --------    ---------
                  Net asset value, end of period ..................... $  18.73      $  19.34    $  10.30    $  9.25     $ 10.52
                                                                       =========     ========    ========    ========    =========
==================================================================================================================================
Total Investment  Based on net asset value per share .................      .93%@       87.77%      12.08%     (8.19%)      6.38%
Return:**                                                              =========     ========    ========    ========    =========
==================================================================================================================================
Ratios to         Expenses ...........................................     2.22%*        2.35%       3.17%      2.69%       2.60%
Average                                                                =========     ========    ========    ========    =========
Net Assets:       Investment loss--net ...............................     (.90%)*       (.89%)     (1.76%)    (1.23%)     (1.00%)
                                                                       =========     ========    ========    ========    =========
==================================================================================================================================
Supplemental      Net assets, end of period (in thousands) ........... $ 33,182      $ 19,511    $  2,623    $ 4,312     $ 5,962
Data:                                                                  =========     ========    ========    ========    =========
                  Portfolio turnover .................................    80.28%       215.09%     228.19%     52.73%      63.17%
                                                                       =========     ========    ========    ========    =========
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 @    Aggregate total investment return.
 +    Based on average shares outstanding.
++    Amount is less than $.01 per share.

      See Notes to Financial Statements.


                                    16 & 17

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                   Class D+
                                                                       -----------------------------------------------------------
                                                                        For the
                  The following per share data and ratios have been       Six
                  derived from information provided in the               Months
                  financial statements.                                  Ended                 For the Year Ended June 30,
                                                                        Dec. 31,     ---------------------------------------------
                  Increase (Decrease) in Net Asset Value:                 2000         2000        1999        1998        1997
==================================================================================================================================
Per Share         Net asset value, beginning of period ............... $  19.76      $  10.44    $   9.41    $  10.66    $  10.83
Operating                                                              ---------     --------    --------    --------    ---------
Performance:      Investment loss--net ...............................     (.01)         (.05)       (.08)       (.05)       (.02)
                  Realized and unrealized gain (loss) on investments
                  and foreign currency transactions--net .............      .23          9.37        1.25        (.79)        .72
                                                                       ---------     --------    --------    --------    ---------
                  Total from investment operations ...................      .22          9.32        1.17        (.84)        .70
                                                                       ---------     --------    --------    --------    ---------
                  Less dividends and distributions:
                    Investment income--net ...........................       --            --        (.14)         --        (.08)
                    In excess of investment income--net ..............       --            --          --          --        (.20)
                    Realized gain on investments--net ................     (.79)           --          --          --        (.59)
                    In excess of realized gain on investments--net ...       --            --          --        (.41)         --
                                                                       ---------     --------    --------    --------    ---------
                  Total dividends and distributions ..................     (.79)           --        (.14)       (.41)       (.87)
                                                                       ---------     --------    --------    --------    ---------
                  Net asset value, end of period ..................... $  19.19      $  19.76    $  10.44    $   9.41    $  10.66
                                                                       =========     ========    ========    ========    =========
==================================================================================================================================
Total Investment  Based on net asset value per share .................     1.29%++      89.27%      12.91%      (7.43%)      7.27%
Return:**                                                              =========     ========    ========    ========    =========
==================================================================================================================================
Ratios to         Expenses ...........................................     1.44%*        1.64%       2.36%       1.88%       1.80%
Average                                                                =========     ========    ========    ========    =========
Net Assets:       Investment loss--net ...............................     (.15%)*       (.32%)      (.92%)      (.46%)      (.21%)
                                                                       =========     ========    ========    ========    =========
==================================================================================================================================
Supplemental      Net assets, end of period (in thousands) ........... $ 35,329      $ 26,906    $  7,202    $ 11,026    $ 19,441
Data:                                                                  =========     ========    ========    ========    =========
                  Portfolio turnover .................................    80.28%       215.09%     228.19%      52.73%      63.17%
                                                                       =========     ========    ========    ========    =========
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Global SmallCap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on


                                    18 & 19

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000 foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Options--The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities effective July 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of June 30, 2001.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of
 .85%, on an annual basis, of the average daily net assets of the Fund. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLIM U.K."), an affiliate of MLIM, pursuant to which MLIM pays MLIM U.K. a fee in an amount to be determined from time to time by MLIM and MLIM U.K. but in no event in excess of the amount that MLIM actually receives. For the six months ended December 31, 2000, MLIM paid MLIM U.K. a fee of $112,797 pursuant to such Agreement.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                   Account          Distribution
                                               Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class B ...................................         .25%                 .75%
Class C ...................................         .25%                 .75%
Class D ...................................         .25%                  --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ....................................       $    63              $  1,172
Class D ....................................       $10,845              $113,483
--------------------------------------------------------------------------------

For the six months ended December 31, 2000, MLPF&S received contingent deferred sales charges of $43,247 and $7,868 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $1,028 and $3,410 relating to transactions subject to front-end sales charge waivers in Class A and Class D Shares, respectively.


                                    20 & 21

                     Merrill Lynch Global SmallCap Fund, Inc., December 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

In addition, MLPF&S received $47,754 in commissions on the execution of portfolio security transactions for the Fund for the six months ended December 31, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by MLIM.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLIM U.K., FAMD, FDS and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2000 were $214,273,282 and $160,674,715, respectively.

Net realized gains (losses) for the six months ended December 31, 2000 and net unrealized gains (losses) as of December 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Investments:
  Long-term ................................    $  (736,361)       $ 25,851,173
  Short-term ...............................            195                  --
  Financial futures contracts ..............     (6,458,471)                 --
                                                -----------        ------------
Total investments ..........................     (7,194,637)         25,851,173
                                                -----------        ------------
Currency transactions:
  Forward foreign exchange
  contracts ................................             --           2,759,247
  Foreign currency transactions ............       (109,911)           (189,389)
                                                -----------        ------------
Total currency transactions ................       (109,911)          2,569,858
                                                -----------        ------------
Total ......................................    $(7,304,548)       $ 28,421,031
                                                ===========        ============
--------------------------------------------------------------------------------

As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $25,851,173, of which $42,958,715 related to appreciated securities and $17,107,542 related to depreciated securities. The aggregate cost of investments at December 31, 2000 for Federal income tax purposes was $232,238,519.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $80,926,649 and $96,811,969 for the six months ended December 31, 2000 and the year ended June 30, 2000, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended December 31, 2000                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold ......................................    1,469,403    $ 30,060,867
Shares issued to shareholders in
reinvestment of distributions ....................      124,678       2,314,020
                                                      ---------    ------------
Total issued .....................................    1,594,081      32,374,887
Shares redeemed ..................................     (354,331)     (7,197,132)
                                                      ---------    ------------
Net increase .....................................    1,239,750    $ 25,177,755
                                                      =========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended June 30, 2000                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    2,199,464    $ 43,551,837
Shares redeemed ..................................     (687,356)    (13,143,010)
                                                      ---------    ------------
Net increase .....................................    1,512,108    $ 30,408,827
                                                      =========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended December 31, 2000                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold ......................................    2,000,373    $ 40,225,005
Shares issued to shareholders in
reinvestment of distributions ....................      193,831       3,537,415
                                                      ---------    ------------
Total issued .....................................    2,194,204      43,762,420
Automatic conversion of shares ...................     (106,989)     (2,172,772)
Shares redeemed ..................................     (545,545)    (10,727,172)
                                                      ---------    ------------
Net increase .....................................    1,541,670    $ 30,862,476
                                                      =========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended June 30, 2000                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    2,994,696    $ 58,921,185
Automatic conversion of shares ...................     (104,929)     (1,959,636)
Shares redeemed ..................................   (1,171,112)    (19,488,404)
                                                      ---------    ------------
Net increase .....................................    1,718,655    $ 37,473,145
                                                      =========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended December 31, 2000                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold ......................................      864,180    $ 17,204,566
Shares issued to shareholders in
reinvestment of distributions ....................       63,787       1,150,709
                                                      ---------    ------------
Total issued .....................................      927,967      18,355,275
Shares redeemed ..................................     (165,090)     (3,197,294)
                                                      ---------    ------------
Net increase .....................................      762,877    $ 15,157,981
                                                      =========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended June 30, 2000                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    1,246,820    $ 24,356,767
Shares redeemed ..................................     (492,754)     (9,286,348)
                                                      ---------    ------------
Net increase .....................................      754,066    $ 15,070,419
                                                      =========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended December 31, 2000                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold ......................................      552,807    $ 11,272,076
Automatic conversion of shares ...................      105,483       2,172,772
Shares issued to shareholders in
reinvestment of distributions ....................       63,598       1,175,286
                                                      ---------    ------------
Total issued .....................................      721,888      14,620,134
Shares redeemed ..................................     (242,899)     (4,891,697)
                                                      ---------    ------------
Net increase .....................................      478,989    $  9,728,437
                                                      =========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended June 30, 2000                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................      877,788    $ 17,504,369
Automatic conversion of shares ...................      103,905       1,959,636
                                                      ---------    ------------
Total issued .....................................      981,693      19,464,005
Shares redeemed ..................................     (309,642)     (5,604,427)
                                                      ---------    ------------
Net increase .....................................      672,051    $ 13,859,578
                                                      =========    ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by MLIM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended December 31, 2000.

6. Commitments:

At December 31, 2000, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the schedule of investments, under which it had agreed to purchase and sell various foreign currencies with approximate values of $3,562,000 and $339,000, respectively.


                                    22 & 23

Officers and Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
Kenneth Chiang, Senior Vice President and
  Senior Portfolio Manager
Hubertus Aarts, Vice President
James E. Russell, Vice President
Donald C. Burke, Vice President and
  Treasurer
Susan B. Baker, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Director of Merrill Lynch Global SmallCap Fund, Inc. has recently retired. The Fund's Board of Directors wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #18177--12/00

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